Baron Energy and Resources Fund
Baron Energy and Resources Fund
Investment Goal
The investment goal of Baron Energy and Resources Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baron Energy and Resources Fund		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses after Expense Waivers
Retail Shares	[1]	1.00%	0.25%	7.82%	9.07%	(7.72%)	1.35%	[2]
Institutional Shares	[1]	1.00%	none	7.65%	8.65%	(7.55%)	1.10%	[2]
[1]	Based on the fiscal year ended December 31, 2012.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.35% for the Retail Shares and 1.10% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Baron Energy and Resources Fund (USD $)	1	3	5	10
Retail Shares	137	428	739	1,624
Institutional Shares	112	350	606	1,340

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 35.74% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a non-diversified fund that, under normal circumstances, invests 80% of its net assets in equity securities in the form of common stock of U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships ("MLPs") of any market capitalization. Non-U.S. securities include securities that the Adviser determines are "non-U.S." based on the consideration of an issuer's domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund's investments in non-U.S. companies will not exceed 25%. The Adviser selects securities that it believes have favorable price-to-value characteristics, are well managed, have significant long-term growth prospects, have the potential for high total return, have significant barriers to competition, and have the potential to increase in value 100% within four to five subsequent years. Of course, there can be no guarantee that the Adviser will be successful in achieving the Fund's investment goals.

Energy companies and MLPs are companies that the Adviser determines are principally in the energy industry, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and alternative energy. Energy companies and MLPs may include integrated oil companies, drilling contractors and rig owners; drilling rig and equipment manufacturers and providers of supplies and services to companies engaged in oil and gas drilling; companies engaged in the exploration, production, refining, or marketing of oil, gas and/or refined products; and companies involved in the production and mining of coal, related products, and other consumable fuels. Energy-related companies and MLPs are those with products and services related to the exploration, extraction, production, sale or distribution of energy resources.

Resources companies and MLPs are companies that the Adviser determines are principally engaged in owning or developing resources, or supplying goods and services to such companies, and in precious metals. These companies and MLPs may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning resources.

Resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), chemicals, paper and forest products and other basic commodities. Resources-related companies and MLPs are those supplying goods and services to resource companies.

The Fund will invest more than 25% of its net assets in the energy and resources industries.

The investment policy of the Fund relating to the types of securities in which 80% of the Fund's assets must be invested may be changed by the Fund's Board of Trustees without shareholder approval upon at least 60 days notice.
Principal Risks of Investing in the Fund
General Stock Market. Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Small- and Medium-Sized Companies. The Adviser believes there is more potential for capital appreciation in small- and medium-sized companies, but there also may be more risk. Securities of small- and medium-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and medium-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and medium-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and medium-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non-Diversified Portfolio. The Fund is non-diversified, which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified fund versus a diversified fund. A non-diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory or financial developments.

Energy Industry Risk. Energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

Resources Industry Risk. Resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, weather or meteorological events, and tax and other government regulations.

Non-U.S. Securities. Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	9/30/12: 7.58%
Worst Quarter:	6/30/12: (13.25)%

Average Annual Total Returns (for periods ended 12/31/12)
The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2012. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Baron Energy and Resources Fund	1 year	5 years	10 years	Since Inception	Inception date
Retail Shares	(5.40%)			(5.40%)	Dec. 30, 2011
Retail Shares Return after taxes on distributions	(5.40%)			(5.40%)	Dec. 30, 2011
Retail Shares Return after taxes on distributions and sale of Fund shares	(3.51%)			(3.51%)	Dec. 30, 2011
Institutional Shares	(5.20%)			(5.20%)	Dec. 30, 2011
S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)	2.20%			2.20%	Dec. 30, 2011
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%			16.00%	Dec. 30, 2011

The S&P North American Natural Resources Sector Index is an unmanaged index which measures the performance of U.S.-traded natural resources related stocks. The S&P 500 Index is an unmanaged index of larger-cap companies.